Measurement of financial assets and liabilities - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Net financial instruments at fair value	$ 146,384	$ 129,790
Level 3
Financial instruments
Net financial instruments at fair value	$ 2,904	$ 865
Percentage using valuation method	2.00%	1.00%
Level 3 | With-profits and unit-linked funds
Financial instruments
Net financial instruments at fair value	$ 2,866	$ 830
Level 3 | Other investments
Financial instruments
Net financial instruments at fair value	$ 38	$ 35
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	$ (4)	$ (4)
Level 3 | Equity-type securities | Internal valuation
Financial instruments
Net financial instruments at fair value	1	1
Level 3 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	2,863	823
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	$ 40	$ 41